INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

NOTE 7 - INCOME TAXES

The following table sets forth the components of the Company’s income tax expense (benefit) for the years ended December 31, 2022 and 2021:

Current:	2022	2021
Federal State and local	$—	$—
Total Current	—	—
Deferred:
Federal State and local benefit	(4,567,483)	(860,056)
Net operating loss, net of state tax effect	(60,546)	(30,540)
Meals and entertainment	616	10,134
Stock based expenses	4,473	46,769
Impairment	1,529,488	208,728
Amortization	137,808	143,243
Derivative expense	136,515	(742,749
Loss (Gain) on extinguishment	472,099	(1,808,903)
Change in allowance	2,347,030	3,033,374
Total Benefit	$—	$—

The following table sets forth a reconciliation of the Company’s income tax expense (benefit) as the federal statutory rate to recorded income tax expense (benefit) for the years ended December 31, 2022 and 2021:

	2022	2021
Income tax at Federal statutory rate	21%	21%
Change in valuation allowance	(21%)	(21%)
Stock based compensation	(0%)	(0%)
Net operating loss, net of state tax effect	(1%)	(1%)
Other	(1%)	(1%)
Total	—	—

The following table sets forth the components of the Company’s deferred income taxes as of December 31, 2022 and 2021:

Current deferred tax assets (liabilities):	2022	2021
Valuation allowance	$—	$—
Total current deferred tax asset (liability)	—	—

Noncurrent deferred tax assets (liabilities):
Derivative (gain) expense	1,936,917	2,073,432
Intangible assets amortization	1,687,645	1,253,096
Net operating loss carry forwards	8,011,600	5,725,115
Stock base compensation	2,016,952	1,878,003
Loss (gain) on debt extinguishment	(1,207,765)	(1,679,863)
Less; Valuation allowance	$(12,445,349)	$(9,249,783)
Total noncurrent deferred tax asset (liability)	—	—

Total deferred tax asset (liability)	$—	$—

 The Company has approximately $38,000,000 and $27,000,000 of net operating loss carry forwards as of December 31, 2022 and 2021, respectively, which expire in varying amounts, if unused. Because of the change in ownership of more than 50% of the Company in accordance with Section 382 of the IRS Code, these net operating loss carry forwards may be significantly limited to use in future periods.